ACCOUNTS PAYABLE (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE	Accounts payable consisted of the following:
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Accounts payable	$1,143,934	$1,072,090
Accounts payable consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Accounts payable	$1,072,090	$1,176,850